Reportable Segments and Geographic Information - Segment Information By Geographical Locations) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	12 Months Ended
	Sep. 25, 2022	Jun. 26, 2022	Mar. 27, 2022	Jun. 26, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, net	$ 14,708	$ 12,506	$ 10,401	$ 22,907	$ 46,833	$ 35,806	$ 30,863
Long-lived assets					31,567	17,894	11,860
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, net					36,256	24,633	21,462
Long-lived assets					31,567	17,894	11,860
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, net					10,577	11,173	9,401
Long-lived assets					$ 0	$ 0	$ 0